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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:   811-21786

ING Global Advantage and Premium
Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)     (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:

February 28

Date of reporting period:

November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Advantage and Premium Opportunity Fund

The schedules are not audited.

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Brazil: 1.0%
55,423		Banco do Brasil S.A.	$605,694	0.2
68,739		Petroleo Brasileiro SA ADR	1,095,700	0.5
92,052		Sul America SA	622,684	0.3
			2,324,078	1.0

		Canada: 0.6%
86,461		Barrick Gold Corp.	1,425,742	0.6

		China: 0.7%
1,103,000		Bank of China Ltd.	533,459	0.2
210,000		China Resources Enterprise	740,543	0.3
1,393,869		Shanghai Electric Group Co., Ltd.	502,749	0.2
			1,776,751	0.7

		France: 3.5%
96,799		AXA S.A.	2,532,239	1.1
8,337	@	Criteo SA ADR	300,966	0.1
61,184		Total S.A.	3,701,255	1.5
31,220		Vinci S.A.	2,004,841	0.8
			8,539,301	3.5

		Germany: 4.6%
14,318		Allianz AG	2,484,135	1.0
20,281		Bayerische Motoren Werke AG	2,325,611	0.9
46,876		Deutsche Bank AG	2,250,340	0.9
9,379		Linde AG	1,913,278	0.8
17,727		Siemens AG	2,339,853	1.0
			11,313,217	4.6

		Hong Kong: 0.9%
455,725		AIA Group Ltd.	2,307,150	0.9

		Ireland: 1.0%
22,071		Ingersoll-Rand PLC	1,576,311	0.7
11,695	@	Ingersoll-Rand PLC — Class A	835,257	0.3
			2,411,568	1.0

		Israel: 1.2%
24,370	@	Check Point Software Technologies	1,507,528	0.6
35,826		Nice Systems Ltd. ADR	1,410,112	0.6
			2,917,640	1.2

		Italy: 0.4%
38,299		Saipem S.p.A.	858,113	0.4

		Japan: 9.1%
176,400		Itochu Corp.	2,228,501	0.9
62,100		Japan Tobacco, Inc.	2,100,260	0.9
6,400		Keyence Corp.	2,573,367	1.1
58,600		Komatsu Ltd.	1,222,202	0.5
463,600		Mitsubishi UFJ Financial Group, Inc.	2,994,168	1.2
612,000		Nippon Yusen KK	1,898,661	0.8
57,700		Sumitomo Mitsui Financial Group, Inc.	2,870,971	1.2
69,389		Tokio Marine Holdings, Inc.	2,308,753	0.9
61,600		Toyota Motor Corp.	3,846,901	1.6
			22,043,784	9.1

		Mexico: 0.8%
12,891		Fomento Economico Mexicano SAB de CV ADR	1,224,000	0.5
116,457		Grupo Financiero Banorte	798,687	0.3
			2,022,687	0.8

		Netherlands: 1.1%
19,150		European Aeronautic Defence and Space Co. NV	1,359,123	0.6
61,951		Reed Elsevier NV	1,321,515	0.5
			2,680,638	1.1

		Norway: 0.5%
59,675		Subsea 7 SA	1,161,972	0.5

		Peru: 0.3%
71,899		Cia de Minas Buenaventura SAA ADR	848,408	0.3

		Poland: 0.7%
11,454		Powszechny Zaklad Ubezpieczen SA	1,739,487	0.7

		Russia: 1.0%
116,880		Gazprom OAO ADR	1,008,674	0.4
115,765		Sberbank of Russia ADR	1,442,432	0.6
			2,451,106	1.0

		Singapore: 1.5%
174,000		DBS Group Holdings Ltd.	2,382,583	1.0
444,000		Wilmar International Ltd.	1,244,266	0.5
			3,626,849	1.5

		South Korea: 1.0%
1,762		Samsung Electronics Co., Ltd.	2,486,260	1.0

		Spain: 0.9%
133,009		Telefonica S.A.	2,192,111	0.9

		Switzerland: 6.7%
25,606		Cie Financiere Richemont SA	2,594,559	1.1
273,700		Glencore Xstrata PLC	1,382,532	0.6
54,097		Nestle S.A.	3,946,341	1.6
44,385		Novartis AG	3,509,080	1.4
17,068		Roche Holding AG—Genusschein	4,760,692	2.0
			16,193,204	6.7

		Taiwan: 0.6%
78,137		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,385,369	0.6

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Turkey: 0.3%
174,599		Akbank TAS	$636,826	0.3

		United Kingdom: 8.7%
288,643		Barclays PLC	1,279,125	0.5
96,902		BG Group PLC	1,976,434	0.8
369,229		BP PLC	2,903,754	1.2
277,400		HSBC Holdings PLC	3,097,957	1.3
142,944		Prudential PLC	3,048,601	1.3
55,865		Rio Tinto PLC	2,966,778	1.2
72,991		Scottish & Southern Energy PLC	1,582,848	0.6
70,407		Standard Chartered PLC	1,665,330	0.7
119,020		WPP PLC	2,626,864	1.1
			21,147,691	8.7

		United States: 51.6%
41,275	@	Adobe Systems, Inc.	2,343,594	1.0
12,894		Air Products & Chemicals, Inc.	1,403,254	0.6
64,553		Altria Group, Inc.	2,387,170	1.0
40,039		American Electric Power Co., Inc.	1,884,235	0.8
81,172		AT&T, Inc.	2,858,066	1.2
198,167	@	Bank of America Corp.	3,135,002	1.3
90,516		Blackstone Group LP	2,586,947	1.1
59,647		Carnival Corp.	2,153,853	0.9
124,954		Cisco Systems, Inc.	2,655,273	1.1
70,429		Citigroup, Inc.	3,727,103	1.5
48,743		CVS Caremark Corp.	3,263,831	1.3
18,224		Cytec Industries, Inc.	1,630,684	0.7
17,164	@	Dresser-Rand Group, Inc.	968,736	0.4
23,109	@	eBay, Inc.	1,167,467	0.5
91,636		EMC Corp.	2,185,519	0.9
17,653		Emerson Electric Co.	1,182,574	0.5
44,108		Exelon Corp.	1,186,946	0.5
70,232		Freeport-McMoRan Copper & Gold, Inc.	2,436,348	1.0
158,422		General Electric Co.	4,223,531	1.7
19,655		Goldman Sachs Group, Inc.	3,320,516	1.4
4,447	@	Google, Inc. — Class A	4,711,997	1.9
38,295	@	Halliburton Co.	2,017,381	0.8
23,888		Hess Corp.	1,938,033	0.8
24,647		Honeywell International, Inc.	2,181,506	0.9
76,372		JPMorgan Chase & Co.	4,370,006	1.8
28,476		Kellogg Co.	1,726,785	0.7
51,933		Marathon Oil Corp.	1,871,665	0.8
76,975		Merck & Co., Inc.	3,835,664	1.6
46,504		Metlife, Inc.	2,427,044	1.0
97,601		Microsoft Corp.	3,721,526	1.5
76,537	@	Mylan Laboratories	3,377,578	1.4
41,374		NetApp, Inc.	1,706,678	0.7
36,171		Nike, Inc.	2,862,573	1.2
72,635	@	Nuance Communications, Inc.	982,025	0.4
29,456	@	Occidental Petroleum Corp.	2,797,142	1.1
90,712		Oracle Corp.	3,201,226	1.3
160,799		Pfizer, Inc.	5,102,152	2.1
29,063		Philip Morris International, Inc.	2,486,049	1.0
47,697		PPL Corp.	1,464,775	0.6
22,469	@	Premier, Inc.	739,455	0.3
41,993		Procter & Gamble Co.	3,536,650	1.5
34,020		Qualcomm, Inc.	2,503,192	1.0
180,794	@	Regions Financial Corp.	1,759,126	0.7
35,837		Target Corp.	2,291,059	0.9
27,640	@	Transocean Ltd.	1,392,503	0.6
998		Transocean Ltd. (CHF)	50,229	0.0
12,214		United Parcel Service, Inc. — Class B	1,250,469	0.5
33,092	@	UnitedHealth Group, Inc.	2,464,692	1.0
37,778		Walt Disney Co.	2,664,860	1.1
101,044	@	Weatherford International Ltd.	1,582,349	0.6
94,606		Wells Fargo & Co.	4,164,556	1.7
22,092		Yum! Brands, Inc.	1,716,107	0.7
			125,597,701	51.6
		Total Common Stock (Cost $201,549,276)	240,087,653	98.7
		Assets in Excess of Other Liabilities	3,265,039	1.3
		Net Assets	$243,352,692	100.0

@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $201,891,611.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$44,055,176
Gross Unrealized Depreciation	(5,859,134)
Net Unrealized Appreciation	$38,196,042

Sector Diversification	Percentage of Net Assets
Financials	25.1%
Information Technology	14.3
Energy	10.4
Consumer Discretionary	10.0
Health Care	9.8
Industrials	9.4
Consumer Staples	9.3
Materials	5.8
Utilities	2.5
Telecommunication Services	2.1
Assets in Excess of Other Liabilities	1.3
Net Assets	100.0%

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Common Stock
Brazil	$2,324,078	$—	$—	$2,324,078
Canada	1,425,742	—	—	1,425,742
China	—	1,776,751	—	1,776,751
France	300,966	8,238,335	—	8,539,301
Germany	—	11,313,217	—	11,313,217
Hong Kong	—	2,307,150	—	2,307,150
Ireland	2,411,568	—	—	2,411,568
Israel	2,917,640	—	—	2,917,640
Italy	—	858,113	—	858,113
Japan	—	22,043,784	—	22,043,784
Mexico	2,022,687	—	—	2,022,687
Netherlands	—	2,680,638	—	2,680,638
Norway	1,161,972	—	—	1,161,972
Peru	848,408	—	—	848,408
Poland	—	1,739,487	—	1,739,487
Russia	2,451,106	—	—	2,451,106
Singapore	—	3,626,849	—	3,626,849
South Korea	—	2,486,260	—	2,486,260
Spain	—	2,192,111	—	2,192,111
Switzerland	—	16,193,204	—	16,193,204
Taiwan	1,385,369	—	—	1,385,369
Turkey	—	636,826	—	636,826
United Kingdom	—	21,147,691	—	21,147,691
United States	125,547,472	50,229	—	125,597,701
Total Common Stock	142,797,008	97,290,645	—	240,087,653
Total Investments, at fair value	$142,797,008	$97,290,645	$—	$240,087,653
Other Financial Instruments+
Futures	211,367	—	—	211,367
Forward Foreign Currency Contracts	—	163,731	—	163,731
Total Assets	$143,008,375	$97,454,376	$—	$240,462,751
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(4,684,072)	$—	$(4,684,072)
Futures	(75,370)	—	—	(75,370)
Forward Foreign Currency Contracts	—	(217,143)	—	(217,143)
Total Liabilities	$(75,370)	$(4,901,215)	$—	$(4,976,585)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, equity forwards, futures, swaps, and written options. Forward foreign currency contracts, equity forwards and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At November 30, 2013, the following forward foreign currency contracts were outstanding for the ING Global Advantage and Premium Opportunity Fund:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Group PLC	Japanese Yen	2,189,000,000	Sell	12/30/13	$21,510,787	$21,373,346	$137,441
Royal Bank of Scotland Group PLC	Israeli New Shekel	10,318,500	Sell	12/31/13	2,916,066	2,928,098	(12,032)
Royal Bank of Scotland Group PLC	EU Euro	18,730,000	Sell	12/31/13	25,464,802	25,450,121	14,681

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Group PLC	British Pound	13,485,000	Sell	12/31/13	$21,855,854	$22,060,965	$(205,111)
BNP Paribas Bank	Swiss Franc	13,450,000	Sell	12/31/13	14,854,279	14,843,203	11,076
Royal Bank of Scotland Group PLC	Japanese Yen	17,083,809	Sell	12/30/13	167,339	166,806	533
							$(53,412)

ING Global Advantage and Premium Opportunity Fund Open Futures Contracts on November 30, 2013:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	60	12/20/13	$6,529,871	$(40,611)
Nikkei 225 Index	73	12/12/13	5,595,515	211,367
			$12,125,386	$170,756
Short Contracts
Euro STOXX 50®	(47)	12/20/13	(1,970,201)	(20,868)
S&P 500 E-Mini	(20)	12/20/13	(1,804,100)	(13,891)
			$(3,774,301)	$(34,759)

ING Global Advantage and Premium Opportunity Fund Written OTC Options on November 30, 2013:

Number of Contracts/Notional Amount	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,200	Barclays Bank PLC	Call on S&P/ASX 200 Index	3,013.612	EUR	12/06/13	$100,830	$(123,092)
1,200	Barclays Bank PLC	Call on S&P/ASX 200 Index	3,045.042	EUR	12/20/13	98,974	(98,824)
1,200	Barclays Bank PLC	Call on S&P/ASX 200 Index	3,053.570	EUR	01/10/14	101,179	(115,085)
1,300	Barclays Bank PLC	Call on FTSE 100 Index	6,685.700	GBP	01/10/14	229,695	(164,167)
1,300	Barclays Bank PLC	Call on FTSE 100 Index	6,703.497	GBP	12/20/13	227,503	(80,271)
1,300	BNP Paribas Bank	Call on FTSE 100 Index	6,563.000	GBP	12/06/13	226,193	(209,308)
41,800	Barclays Bank PLC	Call on Nikkei 225 Index	14,270.590	JPY	12/20/13	159,653	(582,673)
43,100	BNP Paribas Bank	Call on Nikkei 225 Index	14,589.120	JPY	12/06/13	166,103	(454,705)
42,900	Citigroup, Inc.	Call on Nikkei 225 Index	15,347.576	JPY	01/10/14	226,890	(271,045)
15,400	Barclays Bank PLC	Call on S&P 500 Index	1,732.630	USD	12/06/13	453,830	(1,129,259)
15,600	Barclays Bank PLC	Call on S&P 500 Index	1,755.782	USD	12/20/13	490,530	(882,139)
15,300	BNP Paribas Bank	Call on S&P 500 Index	1,789.250	USD	01/10/14	470,859	(573,504)
			Total Written OTC Options			$2,952,239	$(4,684,072)

ING GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments

Asset Derivatives	Instrument Type	Fair Value
Foreign exchange contracts	Forward foreign currency contracts	$163,731
Equity contracts	Futures contracts	211,367
Total Asset Derivatives		$375,098

Liability Derivatives	Instrument Type
Foreign exchange contracts	Forward foreign currency contracts	$217,143
Equity contracts	Futures contracts	75,370
Equity contracts	Written options	4,684,072
Total Liability Derivatives		$4,976,585

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at November 30, 2013:

	Barclays Bank PLC	BNP Paribas Bank	Citigroup, Inc.	Royal Bank of Scotland Group PLC	Totals
Assets:
Forward foreign currency contracts	$—	$—	$—	$163,731	$163,731
Total Assets	$—	$—	$—	$163,731	$163,731

Liabilities:
Forward foreign currency contracts	$—	$—	$—	$217,143	$217,143
Written options	3,175,510	1,237,517	271,045	—	4,684,072
Total Liabilities	$3,175,510	$1,237,517	$271,045	$217,143	$4,901,215

Net OTC derivative instruments by counterparty, at fair value	$(3,175,510)	$(1,237,517)	$(271,045)	$(53,412)	(4,737,484)

Total collateral pledged by the Fund/(Received from counterparty)	$1,730,000	$(290,000)	$—	$(820,000)	$620,000
Net Exposure(1)	$(1,445,510)	$(1,527,517)	$(271,045)	$(873,412)	$(4,117,484)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   ING Global Advantage and Premium Opportunity Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014